Income Tax Expense - Schedule of Components of Income Tax Expense Benefit and Deferred Tax Assets and Liabilities (Parenthetical) (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Australian tax rate	30.00%	25.00%